UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23848

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StepStone Private Infrastructure Fund
(Exact name of registrant as specified in charter)

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128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Robert W. Long
Chief Executive Officer
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

StepStone Private Infrastructure Fund

Consolidated Financial Statements

For the Six Months Ended September 30, 2024

(unaudited)

Semi-Annual Report

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund or your financial intermediary. You may elect to receive all future reports, including your shareholder reports, in paper free of charge by contacting the Fund at 704-215-4300. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all StepStone Funds.

StepStone Private Infrastructure Fund
Table of Contents For the Six Months Ended September 30, 2024 (unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (704) 215-4300; or through the Fund’s website at https://www.stepstonegroup.com/what-we-do/solutions-services/private-wealth-solutions/stepstone-private-infrastructure-fund/; or both; and (ii) on the Commission’s website at http://www.sec.gov.

StepStone Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Co-Investments — 8.2%	1,2,3,4
Europe — 2.0%
KKR Optics Co-Invest Blocker L.P.	*	Infrastructure Assets	05/23/2024	$4,225,250
Total Europe				4,225,250

North America — 6.2%
Buckeye Co-Invest II, LP		Infrastructure Assets	07/26/2024	5,496,535
ECP V (California Co-Invest), LP	*,5	Infrastructure Assets	05/26/2024	—
Sandbrook rPlus Co-Invest II LP	*,5	Infrastructure Assets	05/21/2024	3,239,076
Stonepeak Ace (Co-Invest) Holdings (CYM) LP	*,5	Infrastructure Assets	04/26/2024	4,135,247
Total North America				12,870,858
Total Co-Investments (Cost $15,494,166)				17,096,108

Primary Investments — 9.1%
Europe — 4.1%
MML Infrastructure I SCSp	*,5	Infrastructure Assets	09/24/2024	8,516,443
Total Europe				8,516,443

North America — 5.0%
Blue Road Capital PV II, L.P.	*,5	Infrastructure Assets	08/26/2024	10,461,129
Total North America				10,461,129
Total Primary Investments (Cost $15,117,607)				18,977,572

Secondary Investments — 52.8%	1,2,3,4
Europe — 35.6%
Antin Infrastructure Partners II LP	*,5,6	Infrastructure Assets	10/02/2023	532,146
Compass European Infrastructure SCSp	*,5	Infrastructure Assets	11/23/2023	5,044,460
Daiwa ICP Infrastructure Investments 2 L.P.	*,5	Infrastructure Assets	09/12/2024	—
DIF Core Infrastructure Fund II SCSp	*,5	Infrastructure Assets	09/30/2024	5,202,323
DIF Infrastructure VI SCSp	*,5	Infrastructure Assets	09/30/2024	4,617,339
EQT Infrastructure Fund II (No.1) SCSp	*,5	Infrastructure Assets	11/08/2023	164,086
EQT Infrastructure Fund III (No.1) SCSp	*,5	Infrastructure Assets	11/08/2023	671,837
EQT Infrastructure IV (No.1) EUR SCSp	*,5	Infrastructure Assets	09/30/2024	10,778,894
EQT Infrastructure IV (No.2) USD SCSp	*,5,7	Infrastructure Assets	10/10/2023	9,340,078
EQT Infrastructure V (No.1) EUR SCSp	*,5	Infrastructure Assets	07/05/2024	20,146,898
GIP Pegasus Fund, L.P.		Infrastructure Assets	08/20/2024	4,939,533
iCON Infrastructure Partners III, L.P	*,5,7	Infrastructure Assets	09/29/2023	3,846,760
InfraVia European Fund III FPCI	*,5	Infrastructure Assets	09/30/2024	3,839,944
InfraVia European Fund III SCSp	5,6	Infrastructure Assets	10/19/2023	4,888,106
Total Europe				74,012,404

North America — 17.2%
Brookfield Americas Infrastructure Fund, L.P	5,8	Infrastructure Assets	09/29/2023	162,867
Brookfield Infrastructure Fund III-A, L.P.	5,8	Infrastructure Assets	09/29/2023	1,940,638
Brookfield Infrastructure Fund IV (ER) SCSP	5,8	Infrastructure Assets	01/30/2024	4,476,325
Global Energy & Power Infrastructure Fund II, L.P.	*,5,9	Infrastructure Assets	10/05/2023	937,488
Global Infrastructure Partners III-C, L.P	5,8	Infrastructure Assets	09/29/2023	4,291,556

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
North America (continued)
InstarAGF Essential Infrastructure Fund I	*,5	Infrastructure Assets	09/30/2024	$2,514,636
KKR Global Infrastructure Investors II (EEA) L.P	5,7	Infrastructure Assets	01/01/2024	526,752
KKR Global Infrastructure Investors III EEA (EUR) SCSp	5,7	Infrastructure Assets	04/01/2024	2,904,259
KKR Global Infrastructure Investors IV (USD) SCSp	*,5	Infrastructure Assets	07/01/2024	15,984,509
Oak Hill Digital Opportunities Partners (TE 892) LP	*,5	Infrastructure Assets	07/19/2024	457,792
Stonepeak Infrastructure Fund II LP	5,9	Infrastructure Assets	10/02/2023	276,398
Stonepeak Infrastructure Fund LP	5,9	Infrastructure Assets	10/02/2023	1,276,815
Total North America				35,750,035
Total Secondary Investments (Cost $96,219,580)				109,762,439
Total Investments, excluding Short-Term Investments — (Cost $126,831,353)				145,836,119

Short-Term Investments — 5.0%
Fidelity Investments Money Market Government Portfolio — Class I, 4.83% (10,371,142 shares)	10,11			10,371,142
Total Short-Term Investments (Cost $10,371,142)				10,371,142

Total Investments — 75.1% (Cost $137,202,495)				156,207,261
Other assets in excess of liabilities — 24.9%				51,810,104
Net Assets — 100.0%				$208,017,365

*  Investment is non-income producing.

1    Geographic region generally reflects the location of the investment manager.

2    Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.

3    Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted.

4    Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $145,836,119, or 70.1% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to sale was $3,918,411, $5,095,496, $0, $2,498,062, $3,982,197, $5,900,925, $9,216,682, $522,404, $4,137,968, $0, $4,841,625, $4,234,773, $197,686, $412,763, $9,845,591, $7,413,822, $18,070,773, $5,236,996, $3,637,248, $3,272,410, $3,347,829, $119,352, $1,578,178, $4,182,821, $1,123,503, $3,344,278, $1,968,953, $270,840, $2,534,989, $13,733,771, $457,792, $359,799 and $1,373,416, respectively, totaling $126,831,353.

5    Investment has been committed to but has not been fully funded. See Note 3.

6    Security is held by STRUCTURE Cayman II LLC.

7    Security is held by STRUCTURE Cayman III LLC.

8    Security is held by STRUCTURE Cayman IV LLC.

9    Security is held by STRUCTURE Cayman LLC.

10  The audited financial statements of the fund can be found at sec.gov.

11  The rate reported is the 7-day effective yield at the period end.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Summary of Investments by Strategy (as a percentage of total investments)
Co-Investments	10.9%
Primary Investments	12.1%
Secondary Investments	70.4%
Short-Term Investments	6.6%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Statement of Assets and Liabilities September 30, 2024 (unaudited)
Assets
Investments, at fair value (cost $137,202,495)	$156,207,261
Cash	67,176,198
Cash denominated in foreign currency (cost $588,323)	582,135
Investments paid in advance	7,047,644
Receivable for fund shares sold	496,485
Due from Adviser	473,410
Dividend and interest receivable	355,746
Prepaid expenses	88,327
Total Assets	232,427,206

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(230,963)
Revolving credit facility less deferred debt issuance costs	(230,963)
Payable for investments purchased	23,878,433
Professional fees payable	296,005
Management fees payable	252,561
Officer’s and trustees’ fees payable	65,407
Administration fees payable	35,925
Transfer agent fees payable	33,884
Revolving credit facility fees payable	19,465
Other accrued expenses	59,124
Total Liabilities	24,409,841

Commitments and contingencies (see Note 8)

Net Assets	$208,017,365

Composition of Net Assets:
Paid-in capital	$186,663,784
Total distributable earnings	21,353,581
Net Assets	$208,017,365

Class I:
Net Assets	$207,979,193
Outstanding Shares (unlimited number of shares authorized)	16,346,970
Net Asset Value Per Share	$12.72

Class D:
Net Assets	$12,724
Outstanding Shares (unlimited number of shares authorized)	1,000
Net Asset Value Per Share	$12.72

Class S:
Net Assets	$12,724
Outstanding Shares (unlimited number of shares authorized)	1,000
Net Asset Value Per Share	$12.72

Class T:
Net Assets	$12,724
Outstanding Shares (unlimited number of shares authorized)	1,000
Net Asset Value Per Share	$12.72

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2024 (unaudited)
Investment Income
Dividend income (net of taxes withheld of $29,809)	$1,584,525
Interest income	1,748,668
Total Investment Income	3,333,193

Expenses
Management fees	1,134,847
Revolving credit facility fees	281,657
Professional fees	240,935
Amortization of offering costs	225,481
Administration fees	162,051
Officer’s and trustees’ fees	103,758
Transfer agent fees	45,720
Other expenses	67,206
Total Expenses	2,261,655
Adviser expense recoupment (reimbursement)	(133,556)
Net Expenses	2,128,099
Net Investment Income (Loss)	1,205,094

Net Realized and Unrealized Gain (Loss)
Net realized gain distributions from investments	732,902
Net realized gain (loss) on foreign currency transactions	77,069
Net change in unrealized appreciation (depreciation) on investments	14,395,163
Net change in unrealized appreciation (depreciation) on foreign currency translation	(6,188)
Net Realized and Unrealized Gain (Loss)	15,198,946

Net Increase (Decrease) in Net Assets from Operations	$16,404,040

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Statement of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$1,205,094	$44,047
Net realized gain (loss) on investments and foreign currency transactions	809,971	(96,274)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	14,388,975	4,607,885
Net Increase (Decrease) in Net Assets Resulting from Operations	16,404,040	4,555,658

Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	107,104,101	81,456,531
Reinvestment of distributions	—	—
Repurchase of shares	(658,516)	(874,449)
Exchange of shares	—	—
Total Class I Transactions	106,445,585	80,582,082

Class D
Proceeds from shares issued	—	10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Total Class D Transactions	—	10,000

Class S
Proceeds from shares issued	—	10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Total Class S Transactions	—	10,000

Class T
Proceeds from shares issued	—	10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	—	—
Total Class T Transactions	—	10,000

Change in Net Assets Resulting from Capital Share Transactions	106,445,585	80,612,082

Total Increase (Decrease) in Net Assets	122,849,625	85,167,740

Net Assets
Beginning of period	85,167,740	—
End of period	$208,017,365	$85,167,740

*  The Fund commenced operations on September 11, 2023.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (unaudited)
Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$16,404,040
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(75,084,325)
Purchases of short-term investments, net	(267,820)
Distributions received from investments	2,887,129
Amortization of debt issuance costs	129,157
Amortization of deferred offering costs	225,750
Net realized (gain) distributions from investments	(732,902)
Net change in unrealized (appreciation) depreciation on investments	(14,395,163)
(Increase)/Decrease in Assets
Investments paid in advance	(5,654,273)
Due from adviser	(133,782)
Dividend and interest receivable	(152,216)
Distributions receivable from investments	29,073
Prepaid expenses	(77,389)
Increase/(Decrease) in Liabilities
Professional fees payable	43,224
Management fees payable	141,380
Officer’s and trustees’ fees payable	25,406
Transfer agent fees payable	(6,079)
Revolving credit facility fees payable	(2,501)
Administration fees payable	19,943
Other accrued expenses	12,536
Net Cash Used in Operating Activities	(76,588,812)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	107,375,116
Repurchase of shares	(658,516)
Net Cash Provided by Financing Activities	106,716,600

Net Increase in Cash and Cash Denominated in Foreign Currency	30,127,788

Cash and Cash Denominated in Foreign Currency
Beginning of period	37,630,545
End of period	$67,758,333

End of Period Balances
Cash	$67,176,198
Cash denominated in foreign currency	582,135
End of Period Balance	$67,758,333

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for commitment fees	$155,000

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Financial Highlights Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.10	0.01
Net realized and unrealized gain (loss)	1.06	1.55
Total from investment operations	1.16	1.56

Net Asset Value per share, end of period[2]	$12.72	$11.56

Net Assets, end of period (in thousands)	$207,979	$85,133

Ratios to average net assets[3]
Net investment income (loss)[4]	1.69%	0.46%

Gross expenses[5]	3.16%	7.17%
Adviser expense recoupment (reimbursement)[6]	(0.18)%	(3.66)%
Net expenses[5]	2.98%	3.51%

Total return[2,7,8]	10.03%	15.60%

Portfolio turnover rate[9]	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A

*   The Class commenced operations on September 11, 2023.

1   Per share data has been calculated using the average shares method.

2   The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3   Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

4   Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.

5   Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

6   Expense ratios have been annualized for periods of less than twelve months.

7   Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized.

8   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

9   Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

10   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Financial Highlights (continued) Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.10	0.01
Net realized and unrealized gain (loss)	1.06	1.55
Total from investment operations	1.16	1.56

Net Asset Value per share, end of period[2]	$12.72	$11.56

Net Assets, end of period (in thousands)	$13	$12

Ratios to average net assets[3]
Net investment income (loss)[4]	1.69%	0.46%

Gross expenses[5]	3.16%	7.17%
Adviser expense recoupment (reimbursement)[6]	(0.18)%	(3.66)%
Net expenses[5]	2.98%	3.51%

Total return[2,7,8]	10.03%	15.60%

Portfolio turnover rate[9]	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A

*   The Class commenced operations on September 11, 2023.

1   Per share data has been calculated using the average shares method.

2   The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3   Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

4   Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.

5   Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

6   Expense ratios have been annualized for periods of less than twelve months.

7   Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized.

8   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

9   Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

10   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Financial Highlights (continued) Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.10	0.01
Net realized and unrealized gain (loss)	1.06	1.55
Total from investment operations	1.16	1.56

Net Asset Value per share, end of period[2]	$12.72	$11.56

Net Assets, end of period (in thousands)	$13	$12

Ratios to average net assets[3]
Net investment income (loss)[4]	1.69%	0.46%

Gross expenses[5]	3.16%	7.17%
Adviser expense recoupment (reimbursement)[6]	(0.18)%	(3.66)%
Net expenses[5]	2.98%	3.51%

Total return[2,7,8]	10.03%	15.60%

Portfolio turnover rate[9]	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A

*   The Class commenced operations on September 11, 2023.

1   Per share data has been calculated using the average shares method.

2   The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3   Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

4   Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.

5   Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

6   Expense ratios have been annualized for periods of less than twelve months.

7   Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

8   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

9   Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

10   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Consolidated Financial Highlights (continued) Class T

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.10	0.01
Net realized and unrealized gain (loss)	1.06	1.55
Total from investment operations	1.16	1.56

Net Asset Value per share, end of period[2]	$12.72	$11.56

Net Assets, end of period (in thousands)	$13	$12

Ratios to average net assets[3]
Net investment income (loss)[4]	1.69%	0.46%

Gross expenses[5]	3.16%	7.17%
Adviser expense recoupment (reimbursement)[6]	(0.18)%	(3.66)%
Net expenses[5]	2.98%	3.51%

Total return[2,7,8]	10.03%	15.60%

Portfolio turnover rate[9]	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A

*   The Class commenced operations on September 11, 2023.

1   Per share data has been calculated using the average shares method.

2   The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3   Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

4   Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs which are one time expenses.

5   Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

6   Expense ratios have been annualized for periods of less than twelve months.

7   Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

8   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

9   Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

10   Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements September 30, 2024 (unaudited)
1. Organization

StepStone Private Infrastructure Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 2, 2022 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is offered to investors who are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on September 11, 2023 (“Commencement of Operations”).

The Fund offers Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted on a daily basis at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund intends to conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act.

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Real Assets LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by offering investors access to a global investment portfolio of private infrastructure assets and, in select cases, investments in other private market asset classes, including but not limited to real estate, private equity and private debt (together, “Private Market Assets”).

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than an investment company subsidiary or a controlled operating company whose business consists of providing services to the Fund. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiaries including: STRUCTURE LLC (Series A and Series B), a Delaware limited liability company, as well as STRUCTURE Cayman LLC, STRUCTURE Cayman II LLC, STRUCTURE Cayman III LLC and STRUCTURE Cayman IV LLC (together, “STRUCTURE Cayman”), which are limited liability companies registered in the Cayman Islands. The effects of all intercompany transactions between the Fund and its wholly-owned subsidiaries have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on each business day, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC 820, Fair Value Measurements (“ASC 820”). The Board has adopted valuation policies (“Valuation Policies”) and has appointed the Adviser to manage the valuation process of the Fund. The Adviser utilizes the resources and personnel of the Sub-Adviser and the Fund’s sub-administrator in carrying out its responsibilities. The Board must determine fair value in good faith for all Fund investments and has chosen to designate the Adviser to perform the fair value determinations.

Purchases of investments are recorded as of the first day of legal ownership of an investment and redemptions from investments are recorded as of the last day of legal ownership. Investments held by the Fund in Private Market Assets may include secondary purchases of existing investments in (i) individual operating companies or assets and (ii) private investment funds (“Secondary Investments”), investments in newly established private funds (“Primary Investments”) and investments in the equity and/or debt of operating companies, projects or properties (“Co-Investments”). These types of investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Policies at each Determination Date. The Valuation Policies require evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment or a Primary Investment is based on the net asset value of the investment reported by its investment manager (“Investment Manager”). In determining fair value, the Fund may incorporate public benchmark returns that are relevant to the investment funds under consideration to adjust fair values as of the relevant Determination Date. The public benchmark returns are adjusted for long-term, historical correlations between public and private investment returns and other relevant factors. If the Adviser determines that the most recent net asset value reported by the Investment Manager does not represent fair value or if the Investment Manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policies. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such investment at the net asset value last reported by its Investment Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and performance/incentive fees (carried interest) payable pursuant to the respective organizational documents of each investment.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Policies, on a case by case basis, the Adviser either applies the net asset value reported by the Investment Manager or a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of Co-Investments: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Short-term investments are highly liquid instruments with low risk of loss and recorded at NAV per share, which approximates fair value.

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s credit facilities. The aforementioned costs are amortized over each instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facility balance on the Consolidated Statement of Assets and Liabilities.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency translation represents: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and the net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations. As of September 30, 2024, the Fund held one Co-Investment, one Primary Investment and 16 Secondary Investments denominated in foreign currencies.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investments, Primary Investments and Co-Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Secondary Investments, Primary Investments or Co-Investments. Excluding short-term investments, dividend income and interest income are recorded on a trade date and accrual basis. For short-term investments, dividend income from money market investments is accrued on a daily basis.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and expenses other than class-specific expenses are allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of Secondary Investments, Primary Investments and Co-Investments are included in the cost of the investment.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% capital gains each year. The Fund makes provisions to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the financial statements.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the 2023 tax year is subject to examination by the major tax jurisdictions under the statute of limitations.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

STRUCTURE LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent STRUCTURE LLC has a deferred tax asset, consideration is given to whether a valuation allowance is required.

The STRUCTURE Cayman subsidiaries, wholly-owned by the Fund, are not subject to U.S. federal and state income taxes and are treated as entities disregarded as separate from their sole owner, the Fund, for U.S. federal income tax purposes.

Organizational and Offering Costs

During the period from Inception through the Commencement of Operations, the Fund incurred organizational costs of $0.2 million. The organizational costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Organizational costs consist primarily of costs to establish the Fund and enable it to legally conduct business.

During the period from Inception through the Commencement of Operations, the Fund incurred offering costs of $0.5 million. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method. During the six months ended September 30, 2024, the Fund amortized offering costs of $0.2 million which is included in the Consolidated Statement of Operations. Offering costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status. Ongoing offering costs will be expensed as incurred.

Cash

Cash includes monies on deposit with UMB Bank N.A. (“UMB Bank”), the Fund’s custodian, and investments in UMB Bank demand deposits. Bank demand deposits are short-term interest-bearing accounts to provide liquidity pending investment in Private Market Assets. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash held by UMB Bank on the Fund’s behalf.

New Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Fund does not expect this guidance to materially impact its consolidated financial statements.

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the method by which we will adopt the new standard. The Fund does not expect this guidance to materially impact its consolidated financial statements.

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
3. Fair Value Measurements (continued)

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using a practical expedient. These investments are fair valued using NAV, or by adjusting the most recently available NAV for cash flows. As such, investments in securities with a fair value of $145.8 million are excluded from the fair value hierarchy as of September 30, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2024:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Co-Investments	$—	$—	$—	$17,096,108	$17,096,108
Primary Investments	—	—	—	18,977,572	18,977,572
Secondary Investments	—	—	—	109,762,439	109,762,439
Short-Term Investments	10,371,142	—	—	—	10,371,142
Total Investments	$10,371,142	$—	$—	$145,836,119	$156,207,261

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

A listing of the Private Market Assets types held by the Fund and the related attributes, as of September 30, 2024, are shown in the table below:

Investment Type	Investment Strategy	Fair Value	Unfunded Commitment
Co-Investments	Investments in operating companies alongside other investors	$17,096,108	$7,551,228
Primary Investments	Investments in newly established private funds	$18,977,572	$4,647,937
Secondary Investments Funds	Investments in existing private investment funds that are typically acquired in privately negotiated transactions	$109,762,439	$58,425,904

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.60% on an annualized basis of the Fund’s daily net assets. The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the six months ended September 30, 2024, the Adviser earned $1.1 million in Management Fees of which $0.3 million was payable as of September 30, 2024.

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof (“Limitation Period”). On August 28, 2024, the Board approved the extension of the Limitation Period through September 30, 2025. The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund during the Limitation Period to an amount not to exceed 1.00% for Class I, D, S and T Shares, on an annualized basis, of the Fund’s daily net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) Acquired Fund Fees; (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Private Market Assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence.

If the Fund’s aggregate ordinary operating expenses, in respect of any class of Shares, exceeds the Expense Cap applicable to that class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary operating expenses have fallen to a level below the relevant Expense Cap and the recouped amount does not raise the level of ordinary operating expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

Aggregate expenses exceeding the Expense Cap and eligible for recoupment under the Expense Limitation and Reimbursement Agreement from Inception through September 30, 2024 totaled $1.2 million across all share classes, inclusive of an additional $0.1 million reimbursement during the six months ended September 30, 2024. As of September 30, 2024, the gross Due to Adviser was $0.7 million and gross Due from Adviser was $1.2 million, the net of which is recorded on the Consolidated Statement of Assets and Liabilities as a Due from Adviser of $0.5 million. Expenses paid by the Adviser primarily include the Fund’s initial upfront fee on the revolving credit facility, as well as organizational and offering expenses incurred from Inception through Commencement of Operations.

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.23% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the prior day net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), payable monthly in arrears. For the six months ended September 30, 2024, the Administrator earned $0.2 million in Administration Fees of which $35,925 was payable as of September 30, 2024.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)

5. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s domestic assets. Foreign assets are held by sub-custodians. For the six months ended September 30, 2024, the Custodian earned $26,436 in custody fees of which $7,034 was payable as of September 30, 2024.

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended September 30, 2024, the Transfer Agent earned $45,720 in transfer agent fees of which $33,884 was payable as of September 30, 2024.

6. Distribution and Shareholder Servicing Plan

UMB Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the Investment Company Act. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain Registered Investment Advisers and other financial intermediaries to effect the distribution of Shares of the Fund. The Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares and Class T Shares at the annual rate of 0.85% of the aggregate NAV of each Class S Shares and Class T Shares. The Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the Share Class as of the close of business on each business day (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended September 30, 2024, no distribution or shareholder servicing fees were incurred.

7. Revolving Credit Facility

Effective September 7, 2023, the Fund entered into a revolving credit agreement (“Credit Facility”), as amended from time to time, with Texas Capital Bank allowing the Fund to borrow up to $50.0 million (“Commitment”) from a syndicate of lenders. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions. Borrowings on the Credit Facility are collateralized by all assets of the Fund.

When borrowing on the Credit Facility, the Fund can select a “Base Rate Borrowing” or “Term SOFR Borrowing” (each a “Loan Type”). The interest rate associated with each Loan Type will be determined at the time of such borrowing and is comprised of a reference rate plus an applicable margin of 2.50% for Base Rate Borrowings or 3.50% for Term SOFR Borrowings. The Credit Facility has an unused fee of 0.40% per annum on the average daily unused balance when the current outstanding balance equals or exceeds 25% of the maximum principal amount available and 0.60% per annum otherwise. In conjunction with the Credit Facility, the Fund incurred an upfront fee of 0.40% which is being amortized in the Consolidated Statement of Operations over the two-year term of the Credit Facility. For the six months ended September 30, 2024, expenses incurred by the Fund related to the Credit Facility were $0.3 million. During the six months ended September 30, 2024, there were no short-term borrowings and the Fund had no outstanding principal on the Credit Facility as of September 30, 2024. The Credit Facility matures on September 5, 2025, unless sooner terminated in accordance with its terms.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)

8. Commitments and Contingencies

As of September 30, 2024, the Fund has contractual unfunded commitments to provide additional funding of $46.4 million to certain investments.

Contingencies associated with the Expense Limitation and Reimbursement Agreement are discussed in Note 4.

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

9. Capital Share Transactions

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the Capital Share transactions for the six months ended September 30, 2024:
	For the Six Months Ended September 30, 2024 (unaudited)		For the Period Ended March 31, 2024*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	9,035,249	$107,104,101	7,441,164	$81,456,532
Reinvestment of distributions	—	—	—	—
Repurchase of shares	(53,930)	(658,516)	(75,514)	(874,449)
Exchange of shares	—	—	—	—
Net increase	8,981,319	$106,445,585	7,365,650	$80,582,083

Class D
Proceeds from shares issued	—	$—	1,000	$10,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase	—	$—	1,000	$10,000

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
9. Capital Share Transactions (continued)
	For the Six Months Ended September 30, 2024 (unaudited)		For the Period Ended March 31, 2024*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class S
Proceeds from shares issued	—	$—	1,000	$10,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase	—	$—	1,000	$10,000

Class T
Proceeds from shares issued	—	$—	1,000	$10,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase	—	$—	1,000	$10,000

*  The Fund commenced operations on September 11, 2023.

The Fund intends to conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

10. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period.

11. Investment Transactions

For the six months ended September 30, 2024, purchases of Investments, excluding short term investments, totaled $97.0 million. For the six months ended September 30, 2024, total proceeds received from investments that represented return of capital distributions were $2.2 million.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)

12. Tax Information

The Fund has temporary differences primarily due to timing of the amortization of organizational costs and differences between book and tax treatment of partnership and passive foreign investment company investments.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to the write-off of net operating losses and reclassification of income from controlled foreign corporations. As of September 30, 2024, the Fund had a permanent book to tax difference of $0.4 million resulting from nondeductible offering costs. This permanent book to tax difference has been reclassified to paid in capital and has no effect on the net assets or net asset value per share of the Fund.

For the tax year ended September 30, 2024, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$854,931
Accumulated capital and other losses	—
Undistributed long-term capital gains	25,176
Amortization of organizational costs	(132,992)
Net tax appreciation	20,606,466
Total distributable earnings	$21,353,581

The Fund made no Subchapter M distributions for the fiscal years ended 2024 and 2023 as there were no taxable net investment income or capital gains.

As of September 30, 2024, the Fund had no qualified late year losses.

As of September 30, 2024, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$21,303,546
Gross unrealized depreciation	(697,080)
Net unrealized appreciation (depreciation) on investments	$20,606,466
Tax cost of investments	$135,600,795

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

STRUCTURE LLC did not record a provision for income tax expense for the six months ended September 30, 2024 as the subsidiary did not recognize net investment income or realized and unrealized gains (losses) on investments during the period.

In accounting for income taxes, the Fund follows the guidance in ASC 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of September 30, 2024 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the six months ended September 30, 2024, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2024.

StepStone Private Infrastructure Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

14. Subsequent Events

On November 11, 2024, the Fund commenced a repurchase offer with a valuation date of December 16, 2024.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Infrastructure Fund
Other Information September 30, 2024 (unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, North Carolina 28202
www.stepstonepw.com

Investment Sub-Adviser
StepStone Group Real Assets LP
4225 Executive Square, Suite 1600
La Jolla, California 92037

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, Wisconsin 53212-3949

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, New York 10001

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)    Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)    Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)    Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)    Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)	Not applicable for semi-annual report.
(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Infrastructure Fund
By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	December 5, 2024
By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)
Date	December 5, 2024

____________

*        Print the name and title of each signing officer under his or her signature.